Muni Intermediate Portfolio
The Glenmede Portfolios Muni Intermediate Portfolio Supplement dated May 20, 2011 to the Fixed Income Prospectus dated February 28, 2011 and the Statement of Additional Information dated February 28, 2011
"Non-diversification Risk" in the "Principal Investment Risks" section for the Muni Intermediate Portfolio on page 13 of the prospectus is hereby deleted. The Muni Intermediate Portfolio is being managed as a "diversified company" as that term is defined in the Investment Company Act of 1940.